Long-Term Debt - Deferred Financing Activity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015	$ 46,700
Additions	9,337
Refinances	0
Early Extinguishment	(695)
Amortized	(11,559)
Balance 12/31/2016	43,783
Senior Notes | 6.375% Senior Secured Notes Due 2019
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015	20,182
Additions	0
Refinances	(3,423)
Early Extinguishment	(585)
Amortized	(4,481)
Balance 12/31/2016	11,693
Senior Notes | 8.75% Senior Notes Due 2020
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015	18,892
Additions	0
Refinances	0
Early Extinguishment	0
Amortized	(3,839)
Balance 12/31/2016	15,053
Senior Notes | 8.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015	1,170
Additions	0
Refinances	0
Early Extinguishment	(110)
Amortized	(157)
Balance 12/31/2016	903
Senior Notes | 7.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015	0
Additions	9,337
Refinances	3,423
Early Extinguishment	0
Amortized	(1,046)
Balance 12/31/2016	11,714
Revolving Credit Facility | Line of Credit
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015	6,456
Additions	0
Refinances	0
Early Extinguishment	0
Amortized	(2,036)
Balance 12/31/2016	$ 4,420